SHARE CAPITAL AND PREMIUM (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 R / shares
Disclosure of classes of share capital [line items]
Share capital	$ 17	$ 17	$ 17
Balance at beginning of year	7,250	7,235	7,208
Ordinary shares issued - share premium	9	15	27
Preference shares redeemed	(53)
Comprehensive income [abstract]
Balance at end of year	7,206	7,250	7,235
Less: held within the group
Redeemable preference shares(1)		(53)	(53)
Share premium, net of treasury shares	7,206	7,197	7,182
Share capital and premium	$ 7,223	$ 7,214	$ 7,199
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	600,000,000
Par value per share (in cents per share) | R / shares				R 0.25
Less: held within the group
Par value per share (in cents per share) | R / shares				0.25
Series A, preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	2,000,000
Par value per share (in cents per share) | R / shares				0.50
Number of shares issued and fully paid (in shares) | shares	0	2,000,000	2,000,000
Less: held within the group
Par value per share (in cents per share) | R / shares				0.50
Series B, preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	5,000,000
Par value per share (in cents per share) | R / shares				0.01
Number of shares issued and fully paid (in shares) | shares	0	778,896	778,896
Less: held within the group
Par value per share (in cents per share) | R / shares				0.01
Series C, preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	30,000,000
Par value per share (in cents per share) | R / shares				0
Less: held within the group
Par value per share (in cents per share) | R / shares				0
Authorised
Disclosure of classes of share capital [line items]
Share capital	$ 23	$ 23	$ 23
Authorised | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital	23	23	23
Authorised | Series A, preference shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Authorised | Series B, preference shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Authorised | Series C, preference shares
Disclosure of classes of share capital [line items]
Share capital	0	0	0
Issued and fully paid
Disclosure of classes of share capital [line items]
Share capital	17	17	17
Issued and fully paid | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital	$ 17	$ 17	$ 17
Par value per share (in cents per share) | R / shares				0.25
Number of shares issued and fully paid (in shares) | shares	417,501,452	416,890,087	415,301,215
Less: held within the group
Par value per share (in cents per share) | R / shares				R 0.25
Issued and fully paid | Series A, preference shares
Disclosure of classes of share capital [line items]
Share capital		$ 0	$ 0
Issued and fully paid | Series B, preference shares
Disclosure of classes of share capital [line items]
Share capital		0	0
Treasury shares held within the group | Series A and B preference shares
Disclosure of classes of share capital [line items]
Share capital		$ 0	$ 0
Treasury shares held within the group (in shares) | shares	0	2,778,896	2,778,896